7. OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Other Liabilities, Current [Abstract]
Accrued interest		$ 5,391	$ 74,038
Other accrued liabilities		64,076	62,657
Total other current liabilities	$ 60,534	$ 69,467	$ 136,695